Share-Based Payments - Summary of Number of Options Outstanding (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of information about options outstanding [Line Items]
Options issued during the year	778,668
Options exercised during the year	(3,025,512)
Options outstanding at the end of December	135,200,000
Brazil [Member] | Ambev [Member]
Disclosure of information about options outstanding [Line Items]
Options outstanding at 1 January	131,300,000	121,700,000	126,100,000
Options issued during the year	20,400,000	24,800,000	16,600,000
Options exercised during the year	(13,500,000)	(11,600,000)	(20,000,000)
Options forfeited during the year	(2,900,000)	(3,700,000)	(1,000,000)
Options outstanding at the end of December	135,200,000	131,300,000	121,700,000
AB inBev [member]
Disclosure of information about options outstanding [Line Items]
Options outstanding at 1 January	64,900,000	47,600,000	45,600,000
Options issued during the year	35,000,000	20,400,000	9,700,000
Options exercised during the year	(3,000,000)	(2,200,000)	(6,600,000)
Options forfeited during the year	(3,900,000)	(900,000)	(1,100,000)
Options outstanding at the end of December	93,000,000	64,900,000	47,600,000